Promissory Notes – Related Party (Details Narrative) - Globallink Investment Inc [Member] - USD ($)															3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 14, 2024	Jun. 05, 2024	Apr. 04, 2024	Feb. 22, 2024	Jan. 25, 2024	Jan. 05, 2024	Dec. 08, 2023	Oct. 13, 2023	Jun. 02, 2023	Jun. 02, 2023	Mar. 23, 2023	Mar. 23, 2023	Mar. 03, 2023	Mar. 03, 2023	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Interest expense															$ 51,814	$ 33,395	$ 20,265		$ 128,811	$ 33,376	$ 188,203	$ 57,255
Promissory note - related party															3,736,066	2,640,649			3,736,066		4,445,458	$ 1,757,255
Promissory Note 1 [member]
Short-Term Debt [Line Items]
Extension fees payment													$ 390,000	$ 390,000
Promissory note bears interest percentage													6.00%	6.00%
Borrowings															390,000	390,000			390,000		390,000
Promissory Note 2 [member]
Short-Term Debt [Line Items]
Extension fees payment											$ 250,000	$ 250,000
Promissory note bears interest percentage											6.00%	6.00%
Borrowings															250,000	250,000			250,000		250,000
Promissory Note 3 [member]
Short-Term Debt [Line Items]
Extension fees payment									$ 700,000	$ 700,000
Promissory note bears interest percentage									6.00%	6.00%
Borrowings															700,000	700,000			700,000		700,000
Promissory Note 4 [member]
Short-Term Debt [Line Items]
Extension fees payment								$ 250,000
Promissory note bears interest percentage								6.00%
Borrowings															250,000	250,000			250,000		250,000
Promissory Note 5 [member]
Short-Term Debt [Line Items]
Extension fees payment							$ 110,000
Promissory note bears interest percentage							6.00%
Borrowings															110,000	110,000			110,000		110,000
Promissory Note 6 [member]
Short-Term Debt [Line Items]
Extension fees payment						$ 250,000
Promissory note bears interest percentage						6.00%
Promissory Note 7 [member]
Short-Term Debt [Line Items]
Extension fees payment					$ 300,000
Promissory note bears interest percentage					6.00%
Borrowings															300,000	300,000			300,000		300,000
Promissory Note 8 [member]
Short-Term Debt [Line Items]
Extension fees payment				$ 300,000
Promissory note bears interest percentage				6.00%
Borrowings															300,000	$ 300,000			300,000		300,000
Promissory Note 9 [member]
Short-Term Debt [Line Items]
Extension fees payment			$ 300,000
Promissory note bears interest percentage			6.00%
Borrowings															300,000				300,000		300,000
Promissory Note 10 [member]
Short-Term Debt [Line Items]
Extension fees payment		$ 400,000
Promissory note bears interest percentage		6.00%
Borrowings															400,000				400,000		400,000
Promissory Note 11 [Member]
Short-Term Debt [Line Items]
Extension fees payment	$ 300,000
Promissory note bears interest percentage	6.00%
Borrowings															$ 300,000				$ 300,000		$ 300,000